NET SALES	12 Months Ended
Dec. 31, 2020
NET SALES
NET SALES

NOTE 26 — NET SALES

The net sales revenues for the year are composed of:

	2020	2019	2018
Gross sales	49,658,208	44,558,309	51,861,423
Taxes on sales	(4,377,135)	(3,819,812)	(3,793,516)
Discounts	(1,466,412)	(1,094,487)	(1,908,429)
Net sales	43,814,661	39,644,010	46,159,478